Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities recorded at fair value on a recurring basis

		Fair Value Measurements
(in thousands)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2021
Assets:
U.S. Treasury	$3,917	$3,917	$—	$—
U.S. government and federal agency obligations	1,319	—	1,319	—
U.S. government-sponsored enterprises	26,372	—	26,372	—
Obligations of states and political subdivisions	129,224	—	129,224	—
Mortgage-backed securities	136,466	—	136,466	—
Other debt securities	12,284	—	12,284	—
Bank-issued trust preferred securities	1,288	—	1,288	—
Equity securities	60	60	—	—
Interest rate lock commitments	312	—	—	312
Forward sale commitments	12	—	12	—
Loans held for sale	2,249	—	2,249	—
Mortgage servicing rights	2,659	—	—	2,659
Total	$316,162	$3,977	$309,214	$2,971
Liabilities:
Interest rate lock commitments	$26	$—	$—	$26
Total	$26	$—	$—	$26

December 31, 2020
Assets:
U.S. Treasury	$2,798	$2,798	$—	$—
U.S. government and federal agency obligations	11,929	—	11,929	—
U.S. government-sponsored enterprises	22,874	—	22,874	—
Obligations of states and political subdivisions	58,744	—	58,744	—
Mortgage-backed securities	90,112	—	90,112	—
Other debt securities	10,344	—	10,344	—
Bank-issued trust preferred securities	1,229	—	1,229	—
Equity securities	32	32	—	—
Mortgage servicing rights	2,445	—	—	2,445
Total	$200,507	$2,830	$195,232	$2,445

Schedule of summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis
The changes in Level 3 assets and liabilities measured at fair value on a recurring basis are summarized as follows:

(in thousands)	Fair Value Measurements Using Significant Unobservable Inputs (Level 3) Mortgage Servicing Rights	Fair Value Measurements Using Significant Unobservable Inputs (Level 3) Interest Rate Lock Commitments
Balance at December 31, 2019	$2,482	$—
Total (losses) or gains (realized/unrealized):
Included in earnings	(903)	—
Included in other comprehensive income	—	—
Purchases	—	—
Sales	—	—
Issues	866	—
Settlements	—	—
Balance at December 31, 2020	$2,445	$—
Total (losses) or gains (realized/unrealized):
Included in earnings	(186)	—
Included in other comprehensive income	—	—
Purchases	—	—
Sales	—	—
Issues	400	286
Settlements	—	—
Balance at December 31, 2021	$2,659	$286

Schedule of valuation methods for instruments measured at fair value on a nonrecurring basis

		Fair Value Measurements Using
(in thousands)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)*
December 31, 2021
Assets:
Collateral dependent impaired loans:
Commercial, financial, & agricultural	$—	$—	$—	$—	$(46)
Real estate mortgage - residential	264	—	—	264	(22)
Real estate mortgage - commercial	21,133	—	—	21,133	(43)
Installment and other consumer	—	—	—	—	(7)
Total	$21,397	$—	$—	$21,397	$(118)
Other real estate and repossessed assets	$10,525	$—	$—	$10,525	$(935)

December 31, 2020
Assets:
Collateral dependent impaired loans:
Commercial, financial, & agricultural	$4,505	$—	$—	$4,505	$(52)
Real estate mortgage - residential	417	—	—	417	(52)
Real estate mortgage - commercial	22,581	—	—	22,581	(39)
Installment and other consumer	—	—	—	—	(21)
Total	$27,503	$—	$—	$27,503	$(164)
Other real estate and repossessed assets	$12,291	$—	$—	$12,291	$219

*	Total gains (losses) reported for other real estate owned and repossessed assets includes charge-offs, valuation write-downs, and net losses taken during the periods reported.